UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31 /2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    PAMELA HORWATH
Address: HOWLAND CAPITAL MANAGEMENT
         75 FEDERAL STREET SUITE 1100
         BOSTON, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     PAMELA HORWATH
Title:
Phone:    617-357-9110
Signature, Place, and Date of Signing:

    PAMELA HORWATH  BOSTON, MA     February 6, 2013


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      135

Form 13F Information Table Entry Total:       $571,256



List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
3M Company	COM	88579Y101	"8,260"	88961	SH		Sole		88961	0	0
Abbott Laboratories	COM	002824100	"2,643"	40344	SH		Sole		40344	0	0
Ace Limited	SHS	H0023R105	"11,623"	145657	SH		Sole		145657	0	0
Agnico Eagle Mines	COM	008474108	"8,666"	165201	SH		Sole		165201	0	0
Akamai Technologies Inc	COM	00971T101	"7,465"	182465	SH		Sole		182465	0	0
Altria Group Inc	COM	02209S103	245	7799	SH		Sole		7799	0	0
Amphenol Corp Cl A	CL A	032095101	"2,297"	35503	SH		Sole		35503	0	0
Apache Corporation	COM	037411105	238	3035	SH		Sole		3035	0	0
Apple Computer Inc	COM	037833100	"1,971"	3704	SH		Sole		3704	0	0
Aspen Technology Inc	COM	045327103	"8,362"	302532	SH		Sole		302532	0	0
Astrazeneca ADR	SPONSORED ADR	046353108	936	19801	SH		Sole		19801	0	0
AT&T Incorporated	COM	00206R102	920	27302	SH		Sole		27302	0	0
Automatic Data Processing Inc	COM	053015103	"4,161"	73093	SH		Sole		73093	0	0
Avery Dennison Corp	COM	053611109	412	11812	SH		Sole		11812	0	0
Bank of Nova Scotia	COM	064149107	"4,778"	82553	SH		Sole		82553	0	0
Barrick Gold Corp	COM	067901108	213	6080	SH		Sole		6080	0	0
Becton Dickinson & Co	COM	075887109	262	3347	SH		Sole		3347	0	0
Berkshire Hathaway Inc Del Cl A	CL A	084670108	"6,167"	46	SH		Sole		46	0	0
Berkshire Hathaway Inc Del Cl B	CL B NEW	084670702	"1,986"	22138	SH		Sole		22138	0	0
Blackrock Debt Strategies Fund	COM	09255R103	49	11406	SH		Sole		11406	0	0
Blackrock Muni Income Trust	SH BEN INT	09248F109	232	14918	SH		Sole		14918	0	0
BP Amoco PLC ADR	SPONSORED ADR	055622104	"1,291"	31002	SH		Sole		31002	0	0
Bristol Myers Squibb Co	COM	110122108	707	21689	SH		Sole		21689	0	0
Brown Forman Corp Cl B	CL B	115637209	221	3500	SH		Sole		3500	0	0
Brown-Forman Corp Cl A	CL A	115637100	461	7500	SH		Sole		7500	0	0
Carmax Incorporated	COM	143130102	"7,380"	196595	SH		Sole		196595	0	0
Caterpillar Incorporated	COM	149123101	"1,322"	14751	SH		Sole		14751	0	0
CBRE Group Inc	CL A	12504L109	"4,186"	210335	SH		Sole		210335	0	0
Central Fund Canada	CL A	153501101	"11,689"	555805	SH		Sole		555805	0	0
CH Robinson Worldwide Inc	COM NEW	12541W209	266	4200	SH		Sole		4200	0	0
ChevronTexaco Corp	COM	166764100	"10,252"	94803	SH		Sole		94803	0	0
Cisco Systems Inc	COM	17275R102	710	36140	SH		Sole		36140	0	0
Clean Harbors Inc	COM	184496107	"6,534"	118785	SH		Sole		118785	0	0
Coca Cola Company	COM	191216100	"2,309"	63700	SH		Sole		63700	0	0
Colgate Palmolive Co	COM	194162103	"9,972"	95385	SH		Sole		95385	0	0
ConocoPhillips	COM	20825C104	578	9964	SH		Sole		9964	0	0
Core Laboratories NV	COM	N22717107	"9,328"	85339	SH		Sole		85339	0	0
Cullen Frost Bankers Inc	COM	229899109	"2,988"	55066	SH		Sole		55066	0	0
CVS/Caremark Corporation	COM	126650100	"6,122"	126618	SH		Sole		126618	0	0
Danaher Corporation	COM	235851102	"11,470"	205187	SH		Sole		205187	0	0
Darden Restaurants Inc	COM	237194105	239	5293	SH		Sole		5293	0	0
Diageo PLC Sponsored ADR	SPON ADR NEW	25243Q205	216	1855	SH		Sole		1855	0	0
Du Pont E I De Nemours	COM	263534109	"7,784"	173052	SH		Sole		173052	0	0
Eaton Vance Enhanced Equity Inc Fund	COM	278277108	122	11718	SH		Sole		11718	0	0
Ebay Incorporated	COM	278642103	219	4300	SH		Sole		4300	0	0
Ecolab Incorporated	COM	278865100	"7,103"	98787	SH		Sole		98787	0	0
Edwards Lifesciences Corp	COM	28176E108	464	5150	SH		Sole		5150	0	0
EGShares Emerging Markets Consumer ETF	EGS EMKTCONS ETF	268461779	"7,804"	292940	SH		Sole		292940	0	0
Emerson Electric Co	COM	291011104	"1,034"	19523	SH		Sole		19523	0	0
Expeditors Intl Wash Inc	COM	302130109	554	14000	SH		Sole		14000	0	0
Exxon Mobil Corp	COM	30231G102	"19,186"	221673	SH		Sole		221673	0	0
FMC Technologies	COM	30249U101	"5,466"	127619	SH		Sole		127619	0	0
Frontier Communications Corp	COM	35906A108	"3,515"	821304	SH		Sole		821304	0	0
General Electric Co	COM	369604103	"17,519"	834643	SH		Sole		834643	0	0
General Mills Inc	COM	370334104	722	17860	SH		Sole		17860	0	0
Genuine Parts Co	COM	372460105	223	3500	SH		Sole		3500	0	0
Gilead Sciences Inc	COM	375558103	"12,125"	165078	SH		Sole		165078	0	0
Halliburton Company	COM	406216101	499	14390	SH		Sole		14390	0	0
HCP Incorporated	COM	40414L109	"12,102"	267972	SH		Sole		267972	0	0
Hershey Foods Corp	COM	427866108	652	9026	SH		Sole		9026	0	0
Home Depot Inc	COM	437076102	592	9575	SH		Sole		9575	0	0
Idexx Laboratories Inc	COM	45168D104	"9,846"	106097	SH		Sole		106097	0	0
Intel Corporation	COM	458140100	"6,802"	329886	SH		Sole		329886	0	0
Intl Business Machines Corp	COM	459200101	"2,152"	11237	SH		Sole		11237	0	0
Ishares Iboxx Inv Grade Corp Bond ETF	IBOXX INV CPBD	464287242	"2,815"	23263	SH		Sole		23263	0	0
Ishares MSCI BRIC Index Fund	MSCI BRIC INDX	464286657	"4,642"	113674	SH		Sole		113674	0	0
Ishares MSCI EAFE IX	MSCI EAFE INDEX	464287465	592	10410	SH		Sole		10410	0	0
Ishares MSCI Emerging Mkts Index Fund	MSCI EMERG MKT	464287234	"9,530"	214881	SH		Sole		214881	0	0
Ishares Tr Dow Jones Select Divd Index	DJ SEL DIV INX	464287168	"3,426"	59849	SH		Sole		59849	0	0
Ishares Tr Russell 3000 Value Index	RUSL 3000 VALU	464287663	"1,754"	18400	SH		Sole		18400	0	0
Ishares Tr US Treas Infl Protected ETF	BARCLYS TIPS BD	464287176	347	2860	SH		Sole		2860	0	0
Johnson & Johnson	COM	478160104	"11,147"	159016	SH		Sole		159016	0	0
JPMorgan Chase & Co	COM	46625H100	505	11478	SH		Sole		11478	0	0
Mac Gray Corporation	COM	554153106	"2,163"	172322	SH		Sole		172322	0	0
Market Vectors Gold ETF	GOLD MINER ETF	57060U100	"1,004"	21641	SH		Sole		21641	0	0
Marsh & McLennan Cos Inc	COM	571748102	307	8900	SH		Sole		8900	0	0
McCormick & Co Non Vtg Shs	COM NON VTG	579780206	"6,850"	107824	SH		Sole		107824	0	0
McDonalds Corp	COM	580135101	343	3885	SH		Sole		3885	0	0
Medtronic Inc	COM	585055106	"7,018"	171087	SH		Sole		171087	0	0
Merck & Co Inc New	COM	58933Y105	"1,775"	43360	SH		Sole		43360	0	0
Microchip Technology Inc	COM	595017104	"2,077"	63740	SH		Sole		63740	0	0
Microsoft Corp	COM	594918104	"12,907"	483237	SH		Sole		483237	0	0
Noranda Aluminum Holding Corp.	COM	65542W107	98	16000	SH		Sole		16000	0	0
Northeast Utilities	COM	664397106	"7,059"	180632	SH		Sole		180632	0	0
Northern Trust Corp	COM	665859104	"2,559"	51016	SH		Sole		51016	0	0
Novartis AG Sponsored ADR	SPONSORED ADR	66987V109	259	4095	SH		Sole		4095	0	0
Nuance Communications Inc	COM	67020Y100	"7,081"	317242	SH		Sole		317242	0	0
Paychex Incorporated	COM	704326107	"6,603"	212317	SH		Sole		212317	0	0
Pepsico Incorporated	COM	713448108	"9,775"	142853	SH		Sole		142853	0	0
Pfizer Incorporated	COM	717081103	645	25730	SH		Sole		25730	0	0
Philip Morris Intl Inc	COM	718172109	540	6458	SH		Sole		6458	0	0
Phillips 66	COM	718546104	367	6920	SH		Sole		6920	0	0
PIMCO Enhanced Short Maturity ETF	ENHAN SHRT MAT	72201R833	"2,523"	24860	SH		Sole		24860	0	0
Portland General Electric Co	COM NEW	736508847	"5,475"	200115	SH		Sole		200115	0	0
Praxair Incorporated	COM	74005P104	"4,254"	38865	SH		Sole		38865	0	0
Procter & Gamble Co	COM	742718109	"10,826"	159462	SH		Sole		159462	0	0
Qualcomm Inc	COM	747525103	"11,411"	184461	SH		Sole		184461	0	0
Raytheon Co New	COM NEW	755111507	253	4390	SH		Sole		4390	0	0
Rockwell Automation Inc.	COM	773903109	202	2400	SH		Sole		2400	0	0
Royal Dutch Shell PLC ADR A	SPONS ADR A	780259206	305	4426	SH		Sole		4426	0	0
Schlumberger Limited	COM	806857108	"7,574"	109299	SH		Sole		109299	0	0
Snap-On Inc.	COM	833034101	915	11580	SH		Sole		11580	0	0
Solera Holdings Inc	COM	83421A104	"8,948"	167346	SH		Sole		167346	0	0
Southern Company	COM	842587107	464	10828	SH		Sole		10828	0	0
Spdr Gold Trust	GOLD SHS	78463V107	"4,109"	25360	SH		Sole		25360	0	0
SPDR S & P 500 ETF Trust	TR UNIT	78462F103	"6,067"	42604	SH		Sole		42604	0	0
Staples Incorporated	COM	855030102	962	84343	SH		Sole		84343	0	0
Stericycle Inc	COM	858912108	"6,875"	73703	SH		Sole		73703	0	0
Stryker Corporation	COM	863667101	226	4130	SH		Sole		4130	0	0
Suncor Inc	COM	867224107	243	7376	SH		Sole		7376	0	0
Sycamore Networks Inc.	COM NEW	871206405	24	10650	SH		Sole		10650	0	0
Sysco Incorporated	COM	871829107	288	9100	SH		Sole		9100	0	0
Target Incorporated	COM	87612E106	214	3616	SH		Sole		3616	0	0
Teva Pharmaceutical Inds LTD ADR	ADR	881624209	717	19200	SH		Sole		19200	0	0
Thermo Fisher Scientific Inc	COM	883556102	"7,276"	114082	SH		Sole		114082	0	0
UGI Corporation	COM	902681105	"12,482"	381599	SH		Sole		381599	0	0
Union Pacific Corp	COM	907818108	537	4273	SH		Sole		4273	0	0
United Parcel Service Inc Cl B	CL B	911312106	"9,375"	127154	SH		Sole		127154	0	0
United Technologies Corp	COM	913017109	979	11939	SH		Sole		11939	0	0
Valhi Incorporated	COM	918905100	"3,176"	254100	SH		Sole		254100	0	0
Valley National Bancorp	COM	919794107	"5,177"	556642	SH		Sole		556642	0	0
Vanguard Bond Index ETF	TOTAL BND MRKT	921937835	"7,678"	91378	SH		Sole		91378	0	0
Vanguard Europe Fund	MSCI EUROPE ETF	922042874	244	5000	SH		Sole		5000	0	0
Vanguard Short Term Bond ETF	SHORT TRM BOND	921937827	"16,265"	200826	SH		Sole		200826	0	0
"Verastem, Inc. "	COM	92337C104	303	34501	SH		Sole		34501	0	0
VeriFone Systems Inc	COM	92342Y109	"2,655"	89445	SH		Sole		89445	0	0
Verizon Communications Inc	COM	92343V104	736	17018	SH		Sole		17018	0	0
Visa Corporation	COM CL A	92826C839	"8,659"	57126	SH		Sole		57126	0	0
Vodafone Group PLC Spon ADR New	SPONS ADR NEW	92857W209	"5,898"	234157	SH		Sole		234157	0	0
Walgreen Company	COM	931422109	"9,258"	250137	SH		Sole		250137	0	0
Watsco Inc	COM	942622200	"7,757"	103566	SH		Sole		103566	0	0
Wellesley Bancorp.	COM	949485106	384	25000	SH		Sole		25000	0	0
Wells Fargo & Company	COM	949746101	"7,044"	206098	SH		Sole		206098	0	0
Windstream Corp	COM	97381W104	"2,866"	346175	SH		Sole		346175	0	0
Wisdomtree Intl Midcap Div Fund	INTL MIDCAP DV	97717W778	"8,832"	175620	SH		Sole		175620	0	0

S REPORT SUMMARY             135   DATA RECORDS          571,256
0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED